Document and Entity Information	12 Months Ended
Jun. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Central Index Key	0000909466
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Jun. 28, 2013